Loans to Customers - Schedule of Loans to Customers (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2023	Dec. 31, 2022
Loans to customers [abstract]
Gross loans to customers	₸ 4,478,489	₸ 3,369,512
Less: allowance for impairment losses (Note 7)	(242,532)	(214,702)
Total loans to customers	₸ 4,235,957	₸ 3,154,810